Equity (Compensation Expense Related to Stock-Based Compensation - Related to Phantom Stock-Based Awards) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 192	$ 175	$ 168
Income tax benefit	67	61	59
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	29	39	61
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	111	91	80
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 52	$ 45	$ 27